RECLAMATION AND REMEDIATION LIABILITIES - Disclosure of detailed information about changes in reclamation and remediation liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reclamation And Remediation Liabilities [Abstract]
Reclamation and remediation liability, Beginning Balance	$ 41,466,250	$ 42,687,825
Reclamation spending	(1,084,475)	(1,585,396)
Accretion expenses	1,013,585	787,859	$ 704,349
Reclamation adjustment	(15,864,249)	(424,038)
Reclamation and remediation liability, Ending Balance	$ 25,531,111	$ 41,466,250	$ 42,687,825